Related Party Transactions (Details) - USD ($)	1 Months Ended				12 Months Ended
	Mar. 31, 2025	May 31, 2024	Jan. 31, 2023	Apr. 30, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Related Party Transactions [Line Items]
Operating lease term		2 years		2 years
Operating lease liabilities	$ 1,020,512				$ 1,020,512	$ 88,139
Operating lease right-of-use assets	983,097				983,097	85,221
Office and Warehouse [Member] | Monthly Rent One [Member]
Related Party Transactions [Line Items]
Payment for rent		$ 1,564
Office and Warehouse [Member] | Monthly Rent Two [Member]
Related Party Transactions [Line Items]
Payment for rent		$ 2,812
Related Party [Member]
Related Party Transactions [Line Items]
Rental income					64,103
Office and Warehouse [Member]
Related Party Transactions [Line Items]
Operating lease term		2 years
Payment for rent						216,831	$ 216,831
Office and Warehouse [Member] | Monthly Rent Three [Member]
Related Party Transactions [Line Items]
Payment for rent		$ 5,460
Office and Warehouse [Member] | Monthly Rent Four [Member]
Related Party Transactions [Line Items]
Payment for rent		2,812
Office and Warehouse [Member] | Mr. Danny Tze Ching Wong [Member]
Related Party Transactions [Line Items]
Ownership percentage				99.90%
Office and Warehouse [Member] | Charm Vision Holdings Limited [Member]
Related Party Transactions [Line Items]
Operating lease liabilities	159,090				159,090
Operating lease right-of-use assets	155,058				155,058
Office and Warehouse [Member] | Everlink Enterprises Limited [Member]
Related Party Transactions [Line Items]
Payment for rent						143,192	62,972
Operating lease liabilities	105,063				105,063	79,077
Operating lease right-of-use assets	$ 102,399				$ 102,399	76,406
Office and Warehouse [Member] | Everlink Enterprises Limited [Member] | Monthly Rent One [Member]
Related Party Transactions [Line Items]
Payment for rent		5,460
Office and Warehouse [Member] | Everlink Enterprises Limited [Member] | Monthly Rent Two [Member]
Related Party Transactions [Line Items]
Payment for rent		1,399
Office and Warehouse [Member] | Everlink Enterprises Limited [Member] | Monthly Rent Three [Member]
Related Party Transactions [Line Items]
Payment for rent		1,494
Carpark Lease [Member]
Related Party Transactions [Line Items]
Ownership percentage			99.90%
Operating lease term			2 years
Payment for rent		$ 718				12,308	3,077
Carpark Lease [Member] | Mr. Danny Tze Ching Wong [Member]
Related Party Transactions [Line Items]
Operating lease liabilities						9,031	$ 9,062
Operating lease right-of-use assets						$ 8,815
Related Party [Member]
Related Party Transactions [Line Items]
Loan term	12 months
Interest rate	4.00%				4.00%